LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.65%
Australia–5.35%
Aristocrat Leisure Ltd.	119,000	$4,812,732
BHP Group Ltd.	472,872	11,473,359
BlueScope Steel Ltd.	63,993	857,118
Brambles Ltd.	92,094	1,163,444
Cochlear Ltd.	4,441	731,916
Coles Group Ltd.	162,186	1,985,278
Commonwealth Bank of Australia	31,349	2,981,096
CSL Ltd.	24,837	3,909,077
Fortescue Ltd.	641,462	6,208,729
Goodman Group	212,350	3,810,966
National Australia Bank Ltd.	34,455	741,082
Northern Star Resources Ltd.	64,577	745,553
Pro Medicus Ltd.	20,952	2,652,008
Qantas Airways Ltd.	372,846	2,125,646
REA Group Ltd.	5,647	783,490
Wesfarmers Ltd.	38,799	1,758,912
		46,740,406
Austria–0.24%
Erste Group Bank AG	30,904	2,137,662
		2,137,662
Belgium–0.64%
Ageas SA	77,954	4,672,820
Anheuser-Busch InBev SA	15,189	933,841
		5,606,661
China–0.22%
Yangzijiang Shipbuilding Holdings Ltd.	1,098,800	1,928,424
		1,928,424
Denmark–2.63%
AP Moller - Maersk AS Class A	572	979,841
†Genmab AS	10,216	1,990,284
Novo Nordisk AS Class B	198,930	13,602,495
Pandora AS	29,338	4,496,377
Rockwool AS Class B	4,621	1,915,441
		22,984,438
Finland–0.69%
Kone OYJ Class B	43,092	2,377,628
Orion OYJ Class B	43,903	2,607,703
Wartsila OYJ Abp	57,316	1,022,715
		6,008,046
France–9.96%
Air Liquide SA	28,021	5,322,451
Amundi SA	11,434	895,801
AXA SA	24,581	1,050,241
BNP Paribas SA	78,779	6,584,295
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Bouygues SA	69,025	$2,720,987
Carrefour SA	63,827	912,847
Cie de Saint-Gobain SA	86,126	8,579,592
Cie Generale des Etablissements Michelin SCA	55,394	1,946,908
Credit Agricole SA	196,958	3,586,022
Eiffage SA	7,656	891,379
Engie SA	402,543	7,843,878
EssilorLuxottica SA	3,156	909,460
Hermes International SCA	2,657	6,990,880
Ipsen SA	7,506	864,545
Klepierre SA	91,675	3,068,518
L'Oreal SA	20,984	7,799,599
LVMH Moet Hennessy Louis Vuitton SE	11,175	6,920,433
Orange SA	267,777	3,468,819
Publicis Groupe SA	33,181	3,130,581
Safran SA	3,291	866,465
Schneider Electric SE	14,280	3,296,470
Societe Generale SA	53,376	2,407,999
Teleperformance SE	22,295	2,241,787
TotalEnergies SE	73,739	4,751,220
		87,051,177
Germany–9.16%
adidas AG	7,087	1,671,543
Allianz SE	35,210	13,475,204
Bayer AG	38,192	915,536
CTS Eventim AG & Co. KGaA	7,986	801,173
Deutsche Bank AG	323,540	7,712,269
Deutsche Post AG	63,101	2,709,131
Deutsche Telekom AG	130,862	4,831,421
Evonik Industries AG	37,895	821,525
Fresenius Medical Care AG	32,676	1,625,957
GEA Group AG	17,465	1,061,678
Hannover Rueck SE	3,016	898,941
Heidelberg Materials AG	19,966	3,441,689
Henkel AG & Co. KGaA	12,213	879,896
MTU Aero Engines AG	14,919	5,183,942
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,442	1,542,662
Rational AG	2,417	2,013,738
Rheinmetall AG	2,445	3,498,605
RWE AG	135,768	4,847,531
SAP SE	58,948	15,795,093
Siemens AG	20,883	4,822,850
Volkswagen AG	8,702	909,060
†Zalando SE	18,778	651,320
		80,110,764
LVIP Franklin Templeton Multi-Factor International Equity Fund–1

LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong–2.21%
AIA Group Ltd.	575,000	$4,352,674
CK Hutchison Holdings Ltd.	626,514	3,531,619
CLP Holdings Ltd.	110,500	899,556
Henderson Land Development Co. Ltd.	307,000	883,020
Hong Kong Exchanges & Clearing Ltd.	62,500	2,780,263
SITC International Holdings Co. Ltd.	288,000	782,785
Sun Hung Kai Properties Ltd.	123,500	1,176,665
Techtronic Industries Co. Ltd.	83,000	994,695
WH Group Ltd.	4,305,865	3,953,660
		19,354,937
Ireland–0.55%
AerCap Holdings NV	38,107	3,893,392
Kerry Group PLC Class A	8,734	914,578
		4,807,970
Israel–1.16%
Bank Leumi Le-Israel BM	321,078	4,323,822
†Check Point Software Technologies Ltd.	15,860	3,614,811
†Nice Ltd.	8,832	1,363,307
†Wix.com Ltd.	5,220	852,844
		10,154,784
Italy–3.53%
Banco BPM SpA	146,291	1,488,662
Enel SpA	123,077	997,724
Ferrari NV	9,418	4,022,054
Generali	117,841	4,139,645
Intesa Sanpaolo SpA	929,392	4,789,775
Poste Italiane SpA	230,133	4,105,641
Prysmian SpA	43,060	2,370,323
UniCredit SpA	143,279	8,042,549
Unipol Assicurazioni SpA	55,441	887,495
		30,843,868
Japan–20.00%
Advantest Corp.	73,800	3,289,742
Asahi Group Holdings Ltd.	228,700	2,922,001
Asahi Kasei Corp.	252,900	1,772,995
Asics Corp.	259,900	5,511,845
Bandai Namco Holdings, Inc.	46,700	1,566,666
Central Japan Railway Co.	116,100	2,214,507
Chugai Pharmaceutical Co. Ltd.	23,300	1,067,409
Dai-ichi Life Holdings, Inc.	127,200	971,239
Daiichi Sankyo Co. Ltd.	51,300	1,221,651
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daiwa House Industry Co. Ltd.	98,800	$3,267,763
Disco Corp.	6,100	1,245,752
Fuji Electric Co. Ltd.	25,200	1,077,294
Fujikura Ltd.	21,700	803,657
Hitachi Ltd.	244,800	5,747,758
Hoya Corp.	32,600	3,679,184
Hulic Co. Ltd.	190,700	1,830,569
Idemitsu Kosan Co. Ltd.	119,600	845,965
Inpex Corp.	137,700	1,910,008
ITOCHU Corp.	26,117	1,212,428
Japan Post Insurance Co. Ltd.	75,700	1,542,763
Kao Corp.	29,700	1,285,615
Kawasaki Kisen Kaisha Ltd.	61,900	841,369
KDDI Corp.	325,000	5,133,588
Keyence Corp.	2,000	786,420
Kikkoman Corp.	75,900	732,183
Komatsu Ltd.	143,200	4,193,344
Konami Group Corp.	33,100	3,908,524
LY Corp.	366,200	1,240,011
Makita Corp.	96,400	3,194,067
Mitsubishi Electric Corp.	229,600	4,234,345
Mitsui & Co. Ltd.	41,500	782,409
Mizuho Financial Group, Inc.	31,900	875,454
MS&AD Insurance Group Holdings, Inc.	209,800	4,562,697
Murata Manufacturing Co. Ltd.	125,200	1,931,203
NEC Corp.	144,000	3,067,304
Nintendo Co. Ltd.	27,600	1,876,185
Nippon Building Fund, Inc.	1,034	878,269
Nippon Sanso Holdings Corp.	27,600	837,234
Nitto Denko Corp.	215,900	3,993,408
Nomura Holdings, Inc.	701,700	4,323,818
Olympus Corp.	96,200	1,259,327
Oracle Corp. Japan	9,700	1,020,762
ORIX Corp.	88,900	1,856,134
Osaka Gas Co. Ltd.	105,100	2,378,130
Panasonic Holdings Corp.	440,600	5,256,137
Recruit Holdings Co. Ltd.	156,000	8,082,551
Renesas Electronics Corp.	122,100	1,637,685
SCREEN Holdings Co. Ltd.	27,400	1,787,616
Sekisui House Ltd.	40,400	904,238
Shin-Etsu Chemical Co. Ltd.	148,200	4,228,909
Shionogi & Co. Ltd.	381,200	5,754,104
Sompo Holdings, Inc.	165,900	5,051,850
Sony Group Corp.	62,600	1,583,967
Subaru Corp.	247,600	4,434,305
Sumitomo Corp.	39,100	892,178
LVIP Franklin Templeton Multi-Factor International Equity Fund–2

LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Electric Industries Ltd.	121,900	$2,034,501
Sumitomo Realty & Development Co. Ltd.	48,400	1,818,556
Suntory Beverage & Food Ltd.	27,700	913,869
Suzuki Motor Corp.	184,500	2,264,759
Sysmex Corp.	58,800	1,122,492
TDK Corp.	332,200	3,481,152
Terumo Corp.	42,000	790,273
TIS, Inc.	32,100	888,300
Tokio Marine Holdings, Inc.	75,900	2,952,723
Tokyo Electron Ltd.	27,700	3,798,571
Toray Industries, Inc.	229,600	1,569,067
Toyota Motor Corp.	251,700	4,449,376
Toyota Tsusho Corp.	298,800	5,034,138
Trend Micro, Inc.	13,400	904,606
Yokogawa Electric Corp.	118,500	2,312,645
Zensho Holdings Co. Ltd.	16,100	868,182
ZOZO, Inc.	119,400	1,143,589
		174,853,335
Luxembourg–0.49%
Eurofins Scientific SE	63,117	3,366,831
Tenaris SA	46,082	901,767
		4,268,598
Netherlands–3.92%
†Adyen NV	540	827,709
ASML Holding NV	20,537	13,590,834
Euronext NV	6,547	950,179
EXOR NV	31,341	2,846,173
Koninklijke Ahold Delhaize NV	198,550	7,416,841
Koninklijke KPN NV	1,286,351	5,448,538
Stellantis NV	163,274	1,831,293
Wolters Kluwer NV	8,473	1,319,214
		34,230,781
New Zealand–0.25%
Fisher & Paykel Healthcare Corp. Ltd.	72,722	1,387,854
†Xero Ltd.	8,036	785,467
		2,173,321
Norway–1.58%
Aker BP ASA	74,861	1,774,884
Equinor ASA	231,605	6,116,393
Kongsberg Gruppen ASA	5,281	774,275
Norsk Hydro ASA	556,139	3,215,033
Orkla ASA	93,684	1,027,384
Telenor ASA	63,980	914,208
		13,822,177
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Poland–0.10%
†InPost SA	57,892	$849,639
		849,639
Singapore–1.17%
DBS Group Holdings Ltd.	173,700	5,965,086
Singapore Exchange Ltd.	433,000	4,286,713
		10,251,799
Spain–4.57%
Aena SME SA	27,232	6,388,734
Banco Bilbao Vizcaya Argentaria SA	481,693	6,573,938
Banco Santander SA	132,759	894,385
CaixaBank SA	494,896	3,855,107
Endesa SA	39,430	1,044,573
Iberdrola SA	777,154	12,549,541
Industria de Diseno Textil SA	98,072	4,883,188
Repsol SA	279,784	3,714,838
		39,904,304
Sweden–3.04%
Atlas Copco AB Class B	60,820	855,258
Boliden AB	60,336	1,979,783
Evolution AB	10,960	816,620
Investor AB Class B	329,431	9,824,976
Nordea Bank Abp	63,164	805,655
Securitas AB Class B	68,492	969,228
†SKF AB Class B	124,924	2,530,781
†Spotify Technology SA	7,816	4,299,035
Tele2 AB Class B	57,016	768,869
†Volvo AB Class B	126,717	3,717,667
		26,567,872
Switzerland–9.62%
ABB Ltd.	58,018	2,993,609
Cie Financiere Richemont SA Class A	8,532	1,489,395
Coca-Cola HBC AG	111,006	5,027,433
EMS-Chemie Holding AG	1,222	832,583
Geberit AG	5,214	3,266,501
Givaudan SA	1,687	7,242,258
Holcim AG	8,494	914,066
Logitech International SA	10,007	847,945
Lonza Group AG	1,892	1,168,820
Nestle SA	79,550	8,039,052
Novartis AG	171,493	19,047,693
Roche Holding AG	59,891	19,978,177
Schindler Holding AG	21,799	6,760,809
Sika AG	3,681	896,633
Sonova Holding AG	7,048	2,057,877
STMicroelectronics NV	36,503	800,420
Swiss Prime Site AG	8,022	984,445
VAT Group AG	2,351	847,446
LVIP Franklin Templeton Multi-Factor International Equity Fund–3

LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Zurich Insurance Group AG	1,318	$919,975
		84,115,137
Thailand–0.25%
†Sea Ltd. ADR	16,800	2,192,232
		2,192,232
United Kingdom–16.32%
3i Group PLC	235,710	11,083,226
Associated British Foods PLC	160,487	3,978,691
AstraZeneca PLC	41,324	6,068,208
Auto Trader Group PLC	163,553	1,581,493
BAE Systems PLC	233,015	4,705,149
Barclays PLC	2,791,424	10,495,843
BT Group PLC	2,074,194	4,449,058
Centrica PLC	1,353,628	2,620,962
Coca-Cola Europacific Partners PLC	10,891	947,844
Compass Group PLC	26,086	862,828
GSK PLC	309,276	5,910,322
Halma PLC	26,222	879,789
HSBC Holdings PLC (London Shares)	1,651,430	18,721,390
Imperial Brands PLC	150,959	5,585,762
InterContinental Hotels Group PLC	26,936	2,900,204
Intertek Group PLC	22,359	1,453,877
Marks & Spencer Group PLC	363,889	1,680,020
Mondi PLC	55,379	826,100
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
NatWest Group PLC	1,737,481	$10,258,752
Next PLC	39,909	5,749,897
RELX PLC	106,685	5,358,854
Rio Tinto PLC	58,060	3,484,191
†Rolls-Royce Holdings PLC	346,737	3,370,061
Shell PLC	145,187	5,284,848
Standard Chartered PLC	127,362	1,889,970
Tesco PLC	1,159,235	4,987,356
Unilever PLC	272,792	16,276,685
Vodafone Group PLC	1,283,497	1,205,999
		142,617,379
Total Common Stock (Cost $733,628,402)		853,575,711
ΔPREFERRED STOCK–0.30%
Germany–0.30%
Henkel AG & Co. KGaA 2.51%	33,692	2,680,776
Total Preferred Stock (Cost $2,650,513)		2,680,776

MONEY MARKET FUND–1.18%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.29%)	10,284,568	10,284,568
Total Money Market Fund (Cost $10,284,568)		10,284,568

TOTAL INVESTMENTS–99.13% (Cost $746,563,483)	866,541,055
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.87%	7,581,725
NET ASSETS APPLICABLE TO 99,915,047 SHARES OUTSTANDING–100.00%	$874,122,780

ΔSecurities have been classified by country of origin.
†Non-income producing.

The following futures contracts were outstanding at March 31, 2025:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
109	E-mini MSCI EAFE Index	$13,168,835	$13,479,978	6/20/25	$—	$(311,143)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

LVIP Franklin Templeton Multi-Factor International Equity Fund–4

LVIP Franklin Templeton Multi-Factor International Equity Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
EAFE–Europe Australasia Far East
MSCI–Morgan Stanley Capital International
LVIP Franklin Templeton Multi-Factor International Equity Fund–5